DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION - Deferred Income Tax and Social Contribution by Type of Temporary Difference (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	R$ 9,415.0	R$ 8,845.0
Gross deferred tax liabilities	(6,701.9)	(7,331.3)
Net deferred tax liabilities	2,713.1	1,513.7	R$ 1,517.4
Netting by taxable entity	(2,976.2)	(4,117.3)
Netting by taxable entity	2,976.2	4,117.3
Net deferred tax assets	6,438.8	4,727.7
Net deferred tax liabilities	(3,725.7)	(3,214.0)
Temporary differences, investments in securities [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	7.5	12.5
Gross deferred tax liabilities	(0.0)	(2.5)
Net deferred tax liabilities	7.5	10.0
Temporary differences, intangibles [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	(0.0)	(0.0)
Gross deferred tax liabilities	(1,690.2)	(1,634.5)
Net deferred tax liabilities	(1,690.2)	(1,634.5)
Temporary differences, employee benefits [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	951.2	1,278.2
Gross deferred tax liabilities	(0.0)	(2.0)
Net deferred tax liabilities	951.2	1,276.2
Temporary differences, trade payables [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	3,232.8	4,113.3
Gross deferred tax liabilities	(2.9)	(1.1)
Net deferred tax liabilities	3,229.9	4,112.2
Temporary differences, trade receivable [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	38.6	50.6
Gross deferred tax liabilities	(3.8)
Net deferred tax liabilities	34.8	50.6
Temporary differences, derivatives [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	95.1	232.2
Gross deferred tax liabilities	(44.8)	(72.4)
Net deferred tax liabilities	50.3	159.8
Temporary differences, interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	0.5	(0.0)
Gross deferred tax liabilities	(0.9)	(1.6)
Net deferred tax liabilities	(0.4)	(1.6)
Temporary differences, inventories [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	413.9	328.2
Gross deferred tax liabilities	(139.3)	(49.1)
Net deferred tax liabilities	274.6	279.1
Temporary differences, property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	899.5	645.4
Gross deferred tax liabilities	(2,177.1)	(2,027.0)
Net deferred tax liabilities	(1,277.6)	(1,381.6)
Temporary differences, withholding tax over undistributed profits and royalties [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	(0.0)	(0.0)
Gross deferred tax liabilities	(1,877.6)	(2,079.5)
Net deferred tax liabilities	(1,877.6)	(2,079.5)
Temporary differences, investments in joint ventures [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	(0.0)	(0.0)
Gross deferred tax liabilities	(421.6)	(421.6)
Net deferred tax liabilities	(421.6)	(421.6)
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	2,660.7	1,298.8
Gross deferred tax liabilities	(0.0)	(0.0)
Net deferred tax liabilities	2,660.7	1,298.8
Temporary differences, provisions [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	819.3	696.9
Gross deferred tax liabilities	(0.0)	(0.2)
Net deferred tax liabilities	819.3	696.7
Impact of adoption of IFRS accounting policy [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	35.1	78.6
Gross deferred tax liabilities	(11.4)	(0.3)
Net deferred tax liabilities	23.7	78.3
ICMS from the assessment bases of PIS COFINS [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	(0.0)	(0.0)
Gross deferred tax liabilities	(168.2)	(1,019.6)
Net deferred tax liabilities	(168.2)	(1,019.6)
Temporary differences, other items [member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	260.8	110.3
Gross deferred tax liabilities	(164.1)	(19.9)
Net deferred tax liabilities	R$ 96.7	R$ 90.4